Stock Incentive Plans - Schedule of Fair Value of Options Granted (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Fair Value of Options Granted [Abstract]
Stock Price (in Dollars per share)		$ 3.89
Expected term (years)		2 years
Volatility	75.00%	75.00%
Risk-Free Rate		4.25%